Financial Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary Of Details About Financial Income Expenses Net

Details of financial income and expenses are as follows:

(In thousand Euros)	Note	December 31, 2024	December 31, 2023	December 31, 2022
Financial income
Fair value adjustment of the put option		—	—	2,002
Fair value gain on financial investments		1,932	1,127	280
Fair Value of derivative		—	191	15
Other finance income		13	154	10
Total financial income		1,945	1,472	2,307
Financial expenses
Interest and fees on bank loans	13	19,957	13,791	3,711
Interest on leases	9	1,911	1,341	1,267
Fair value loss on financial investments		—	—	1,343
Impairment of financial investments		—	—	1,411
Fair value of derivative		101	—	—
Financial expenses from provisions update	17	1,669	—	—
Other finance costs		42	115	266
Total financial expenses		23,680	15,247	7,998

Summary Of Details About Other Finance Income Expense Net

(In thousand Euros)	December 31, 2024	December 31, 2023	December 31, 2022
Exchange differences	(4,044)	1,466	(3,618)
Total	(4,044)	1,466	(3,618)